Segment reporting	12 Months Ended
Mar. 31, 2019
Disclosure of operating segments [abstract]
Segment reporting
5. Segment reporting

The Chief Operating Decision Maker (“CODM”) evaluates the Company’s performance and allocates resources based on an analysis of various performance indicators by operating segments. The CODM reviews revenue and gross profit as the performance indicator for all of the operating segments, and does not review the total assets and liabilities of an operating segment. The Chief Executive Officer is the CODM of the Company.

The Company’s reportable operating segments are as follows:

•	Global Generics;
•	Pharmaceutical Services and Active Ingredients (“PSAI”); and
•	Proprietary Products.

Global Generics.
 This segment consists of the Company’s business of manufacturing and marketing prescription and over-the-counter finished pharmaceutical products ready for consumption by the patient, marketed either under a brand name (branded formulations) or as generic finished dosages with therapeutic equivalence to branded formulations (generics). This segment includes the operations of the Company’s biologics business.

Pharmaceutical Services and Active Ingredients
. This segment primarily consists of the Company’s business of manufacturing and marketing active pharmaceutical ingredients and intermediates, also known as “API”, which are the principal ingredients for finished pharmaceutical products. Active pharmaceutical ingredients and intermediates become finished pharmaceutical products when the dosages are fixed in a form ready for human consumption such as a tablet, capsule or liquid using additional inactive ingredients. This segment also includes the Company’s contract research services business and the manufacture and sale of active pharmaceutical ingredients and steroids in accordance with the specific customer requirements.

Proprietary Products.
This segment consists of the Company’s business that focuses on the research, development, and commercialization of differentiated formulations. These novel products fall within the dermatology and neurology therapeutic areas and are marketed and sold through Promius® Pharma, LLC.

Others.
This includes the operations of the Company’s wholly-owned subsidiary, Aurigene Discovery Technologies Limited, a discovery stage biotechnology company developing novel and best-in-class therapies in the fields of oncology and inflammation and which works with established pharmaceutical and biotechnology companies in early-stage collaborations, bringing drug candidates from hit generation to pre-clinical development.

The measurement of each segment’s revenues, expenses and assets is consistent with the accounting policies that are used in preparation of the Company’s consolidated financial statements.

Segment information:	For the Year Ended March 31,
	Global Generics						PSAI						Proprietary Products
Reportable segments	2019		2018		2017		2019		2018		2017		2019		2018		2017
Revenues (1) (2)	Rs.	122,903	Rs.	114,014	Rs.	115,409	Rs.	24,140	Rs.	21,992	Rs.	21,277	Rs.	4,750	Rs.	4,245	Rs.	2,363
Gross profit	Rs.	71,924	Rs.	67,190	Rs.	71,079	Rs.	6,128	Rs.	4,446	Rs.	4,473	Rs.	4,182	Rs.	3,799	Rs.	1,951
Selling, general and administrative expenses
Research and development expenses
Other income, net
Results from operating activities
Finance (expense)/income, net
Share of profit of equity accounted investees, net of tax
Profit before tax
Tax expense
Profit for the year

Segment information:	For the Year Ended March 31,
	Others						Total
Reportable segments	2019		2018		2017		2019		2018		2017
Revenues (1) (2)	Rs.	2,058	Rs.	1,777	Rs.	1,760	Rs.	153,851	Rs.	142,028	Rs.	140,809
Gross profit	Rs.	1,196	Rs.	869	Rs.	853	Rs.	83,430	Rs.	76,304	Rs.	78,356
Selling, general and administrative expenses								48,890		46,910		46,372
Research and development expenses								15,607		18,265		19,551
Other income, net								(1,955)		(788)		(1,065)
Results from operating activities							Rs.	20,888	Rs.	11,917	Rs.	13,498
Finance income, net								1,117		2,080		806
Share of profit of equity accounted investees, net of tax								438		344		349
Profit before tax							Rs.	22,443	Rs.	14,341	Rs.	14,653
Tax expense								3,648		4,535		2,614
Profit for the year							Rs.	18,795	Rs.	9,806	Rs.	12,039

(1)	Revenues for the year ended March 31, 2019 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,785 (as compared to Rs.5,492 and Rs.6,181 for the years ended March 31, 2018 and 2017, respectively).

(2)	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2019 are not comparable with those of the previous years presented.

Tabulated below are the details of excise duty included in revenues:

	For the Year Ended March 31,
	2019	2018		2017
Excise duty included in revenues	-	Rs.	173	Rs.	939

Analysis of revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2019		2018		2017
India	Rs.	28,804	Rs.	25,209	Rs.	24,927
United States		69,299		68,124		69,816
Russia		15,299		12,610		11,547
Others		40,449		36,085		34,519
	Rs.	153,851	Rs.	142,028	Rs.	140,809

Analysis of revenues within the Global Generics segment:

An analysis of revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2019		2018		2017
Gastrointestinal	Rs.	19,250	Rs.	19,153	Rs.	21,190
Oncology		18,357		16,999		17,054
Cardiovascular		15,106		16,501		15,553
Pain Management		13,806		12,898		14,323
Central Nervous System		15,909		12,509		12,749
Anti-Infective		7,073		6,557		7,189
Others		33,402		29,397		27,351
Total	Rs.	122,903	Rs.	114,014	Rs.	115,409

Analysis of revenues within the PSAI segment:

An analysis of revenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2019		2018		2017
Cardiovascular	Rs.	7,019	Rs.	6,191	Rs.	5,078
Pain Management		3,364		3,228		3,290
Central Nervous System		2,741		2,331		2,758
Anti-Infective		1,247		1,968		1,859
Dermatology		1,622		1,606		1,606
Oncology		2,212		1,650		1,534
Others		5,935		5,018		5,152
Total	Rs.	24,140	Rs.	21,992	Rs.	21,277

Analysis of assets by geography:

The following table shows the distribution of the Company’s non-current assets (other than financial instruments and deferred tax assets) by country, based on the location of assets:

	As of March 31,
Country	2019		2018
India	Rs.	57,205	Rs.	57,818
Switzerland		33,536		32,287
United States		7,013		8,361
Germany		2,103		2,876
Others		5,241		7,515
	Rs.	105,098	Rs.	108,857

The following table shows the distribution of the Company’s property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) by country, based on the location of assets:

	For the Year Ended March 31,
Country	2019		2018
India	Rs.	5,341	Rs.	7,807
Switzerland		1,112		1,100
United States		206		723
Others		787		1,284
	Rs.	7,446	Rs.	10,914

Analysis of depreciation and amortization, included in cost of revenues, by reportable segments:

	For the Year Ended March 31,
	2019		2018		2017
Global Generics	Rs.	3,791	Rs.	3,606	Rs.	3,381
PSAI		2,906		2,923		2,674
Proprietary Products		-		-		-
Others		71		66		62
	Rs.	6,768	Rs.	6,595	Rs.	6,117

Information about major customers

Revenues from two customers of the Company's Global Generics segment were Rs.10,639 and Rs.10,024, representing approximately 7% each of the Company’s total revenues for the year ended March 31, 2019.

Revenues from two customers of the Company's Global Generics segment were Rs.13,486 and Rs.10,755, representing approximately 9% and 8%, respectively, of the Company’s total revenues for the year ended March 31, 2018.